                                [LOGO]
                               OVERLAND
                              EXPRESS-REGISTERED TRADEMARK-

                            ANNUAL REPORT
                          -----------------
                          DECEMBER 31, 1995



                         OVERLAND SWEEP FUND




                              [ART]


                    OVERLAND EXPRESS FUNDS ARE NOT
           FDIC INSURED AND ARE NOT OBLIGATIONS OF
                OR GUARANTEED BY WELLS FARGO BANK.

[LOGO]
TABLE OF CONTENTS
Letter to Shareholders                                                  3
Overland Sweep Fund
  Manager Comments                                                      5
  Statement of Assets and Liabilities                                   7
  Statement of Operations                                               8
  Statements of Changes in Net Assets                                   9
  Financial Highlights                                                 10
  Notes to Financial Statements                                        12
  Independent Auditors' Report                                         15
Cash Investment Trust Master Portfolio
  Portfolio of Investments                                             16
  Statement of Assets and Liabilities                                  18
  Statement of Operations                                              19
  Statements of Changes in Net Assets                                  20
  Notes to Financial Statements                                        21
  Independent Auditors' Report                                         24

OVERLAND EXPRESS FUNDS ARE NOT FDIC INSURED, ARE NOT OBLIGATIONS OF WELLS FARGO BANK, AND ARE NOT GUARANTEED BY THE BANK. OVERLAND EXPRESS FUNDS INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
OVERLAND EXPRESS MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL MEET THIS OBJECTIVE.
WELLS FARGO BANK PROVIDES INVESTMENT ADVISORY SERVICES, SHAREHOLDER SERVICES, AND CERTAIN OTHER SERVICES FOR THE OVERLAND EXPRESS FUNDS. THE FUNDS ARE SPONSORED AND DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC.
THE OVERLAND SWEEP FUND (THE "FEEDER") AND THE CASH INVESTMENT TRUST MASTER PORTFOLIO (THE "MASTER") ARE ORGANIZED AS A "MASTER-FEEDER" STRUCTURE. INSTEAD OF INVESTING DIRECTLY IN INDIVIDUAL PORTFOLIO SECURITIES, THE FEEDER FUND, WHICH IS OFFERED TO THE PUBLIC, HOLDS INTEREST IN THE MASTER WHICH INVESTS IN INDIVIDUAL SECURITIES. REFERENCES TO THE FUND ARE TO THE FEEDER OR MASTER AS THE CONTEXT REQUIRES.
THE MASTER PORTFOLIO IS ADVISED BY WELLS FARGO BANK.

(THIS PAGE INTENTIONALLY LEFT BLANK)
2

TO OUR SHAREHOLDERS

A BANNER YEAR FOR BONDS & STOCKS

The year 1995 produced investment returns rarely captured in U.S. history. Long-term bond returns were the third best results based on indices dating from 1950. The average U.S. government bond fund posted 1995 returns above 18%. The stock market had its best gain since 1958, as measured by the Standard & Poor's 500 Index, with the average stock mutual fund generating total returns above 30%. While it is unlikely that 1996 will provide comparable returns, the investment climate remains favorable for long-term investors.

THE BOND MARKET

For bond investors, 1995 was able to help offset their 1994 price erosion. Short- and long-term interest rates fell sharply during 1995. The two-year Treasury yield fell over 2.5% and 30-year rates dropped almost 2%.
Intermediate- and long-term interest rates responded to the combination of moderating economic growth, subdued inflation and Federal Reserve easing by moving still lower during the second half of 1995. The yield on 30-year Treasury bonds dipped below 6% in late December for the first time in two years. In the weeks leading up to the Federal Reserve's second cut in short-term rates on December 19, 1995, yields on Treasury securities with maturities out to ten years fell below the overnight rate for federal funds.

The investment outlook remains positive for fixed-income markets in 1996. Sluggish economic growth and low inflation should lead to further easing of monetary policy early in the year, and both short- and long-term interest rates have the potential to decline. Short-term rates are likely to be more affected than long-term rates.

Several broad trends continue to support a declining interest rate environment. An aging "baby boomer" population is increasingly focused on savings and investments, not consumption. This has contributed to a slowdown in the consumer sector of the economy. Further weakness in manufacturing activity and consumer spending is expected to restrain overall growth. In addition, pricing pressures should remain subdued by a variety of disinflationary trends, including weak demand, intense foreign competition, and further gains in labor productivity. Although any decline in interest rates in the months ahead is not expected to be as impressive as the sharp drop seen over the past year, 1996 should reward bond investors. The Federal Reserve will likely lower the target rate of federal funds by 1/2% to 1% from the 1995 year-end 5.50% level.

THE STOCK MARKET

U.S. equities generated near record returns in 1995. The 33% rise in the Dow Jones Industrial Average was the fourth largest since the end of World War II. The ingredients were all there for a spectacular year: declining interest rates, low inflation, increasing profit margins and a positive flow of funds into the market. Technology stocks were winners in 1995, reflecting the strength of earnings growth. Financial stocks were also leaders in the market, benefiting from falling interest rates, industry consolidation and record profit levels. Lastly, strength was seen in traditional consumer goods companies. Large U.S.-based companies with global exposure and consistent positive financial results earned strong recommendations from industry analysts.

It is important to remain focused on those companies working effectively to enhance shareholder value. The low inflation environment expected in 1996 may well support the generous valuations carried in the market today, but investors will probably be less forgiving if profits should fall short. Currently, the elements for attractive market returns are still present. A continual stream of contributions into mutual funds, retirement plans and household savings suggests that investors are taking a long-term approach to appreciation through equity investment. A mild interest rate environment, corporate restructurings, merger and acquisition activities and share repurchase programs should also contribute to attractive market returns.

Over time, studies have shown the pitfalls of trying to time the peaks and valleys of the stock market. Wise investors stay focused on their long-term goals of capital growth and income generation. Concentrating on individual issues or sectors that demonstrate potential for sustainable long-term growth should ultimately reap the best rewards.

ENVIRONMENT REMAINS "FRIENDLY"

As we noted earlier, under the current economic environment, we expect the stock and bond markets to continue to benefit from lower interest rates during 1996. Modest growth and historically low inflation should set the stage for further interest rate declines over the next several months. The inflation premium on bond yields remains above its long-term average, and recent encouraging news on plans to reduce the federal deficit should have a positive effect on investors. Lower interest rates and an improved outlook for economic growth and corporate earnings should help support the stock market as well. We do not foresee a recession, but rather expect a sustained period of slow growth. Of course, the financial markets are not without their risks and uncertainties. But with sluggish economic growth and moderate inflation, the risk of interest rates rising substantially appears to be low.

A COMMITMENT TO INVESTMENT QUALITY

We believe a conservative, straightforward approach to be the most effective long-term investment strategy, and we offer a variety of Overland Express Funds to meet a broad range of investment goals. On the following pages you will find reports on the Fund from the investment adviser and portfolio managers, offering insight into individual fund performance, strategies, portfolio holdings and other helpful information.

We appreciate your participation in Overland Express Funds. We will continue working diligently to help you realize your financial goals.

  OVERLAND EXPRESS FUNDS, JANUARY 1996

THE DOW JONES INDUSTRIAL AVERAGE IS A REGISTERED TRADEMARK OF DOW JONES & COMPANY, INC. AND IS AN UNMANAGED, PRICE-WEIGHTED INDEX COMPRISED OF 30 OF THE LARGEST CAPITALIZATION, MOST WIDELY HELD INDUSTRIAL STOCKS THAT ARE TRADED ON THE NEW YORK STOCK EXCHANGE.
THE S&P 500 INDEX OF STOCKS IS A TRADEMARK OF STANDARD AND POOR'S CORPORATION AND IS AN UNMANAGED INDEX THAT TRACKS THE PERFORMANCE OF 500 COMPANIES, INCLUDING INDUSTRIAL, TRANSPORTATION, UTILITY AND FINANCIAL COMPANIES.
4

OVERLAND SWEEP FUND (CASH INVESTMENT TRUST
MASTER PORTFOLIO)

MARK KRASCHEL, LIQUIDITY MANAGEMENT SPECIALIST/PORTFOLIO MANAGER. MR. KRASCHEL HAS SPECIALIZED IN BOND INVESTMENT APPLICATIONS FOR OVER A DECADE. HE JOINED WELLS FARGO BANK IN 1988 AFTER FIVE YEARS IN FIXED-INCOME MANAGEMENT AT FIRST BOSTON CORPORATION. MR. KRASCHEL HOLDS A B.S. IN BUSINESS ADMINISTRATION FROM THE UNIVERSITY OF OREGON AND AN M.B.A. IN FINANCE FROM THE UNIVERSITY OF SAN FRANCISCO. HE HAS CO-MANAGED THE FUND SINCE OCTOBER 1, 1991.

MADELINE GISH, LIQUIDITY MANAGEMENT SPECIALIST/PORTFOLIO MANAGER. MS GISH JOINED WELLS FARGO BANK IN 1989 AS THE PORTFOLIO COORDINATOR FOR THE MUTUAL FUNDS DIVISION. SINCE JOINING THE FIXED INCOME GROUP IN 1992, SHE HAS TRADED ADJUSTABLE-RATE MORTGAGE SECURITIES IN RESEARCH AND TRADING AND IS CURRENTLY MANAGING TAXABLE LIQUIDITY PORTFOLIOS. SHE HOLDS A BACHELOR OF SCIENCE DEGREE IN BUSINESS ADMINISTRATION FROM THE UNIVERSITY OF KANSAS AND IS A CHARTERED FINANCIAL ANALYST CANDIDATE. SHE HAS CO-MANAGED THE FUND SINCE MAY 1, 1993.

Q. HOW DID THE OVERLAND SWEEP FUND (THE "FUND") PERFORM DURING 1995?
A. The Fund's seven day yield for the period ended December 31, 1995 was 4.61%. The Fund achieved its goal of maintaining principal stability at a $1.00 per share net asset value while providing competitive money market yields.

Q. THE FEDERAL RESERVE LOWERED THE FEDERAL FUNDS TARGET RATE BY 1/4% IN JULY AND BY ANOTHER 1/4% IN DECEMBER. WHAT EFFECT DID THIS HAVE ON THE FUND?
A. After peaking in February, money market yields declined marginally over the course of the year. As a result, the Fund's yield fell as well. In anticipation of further Federal Reserve easings, average weighted maturity has been extended in order to lock in current rates for a longer period of time.

Q. WHAT STEPS ARE YOU TAKING AS YOU LOOK AHEAD IN 1996 IN PURSUIT OF CONSISTENT RETURNS IN LIGHT OF LOWER FEDERAL FUNDS RATES?
A. Under the current declining interest rate environment we expect to maintain the Fund's average weighted maturity in a longer range. This should enable the Fund to take advantage of proper yield curve positioning and potentially declining interest rates.

Q. HOW DID THE ATTENTION FOCUSED ON EXOTIC DERIVATIVES AFFECT THE FUND'S PORTFOLIO?
A. Since the Fund neither purchases exotic derivative products nor leverages its assets, the Fund's portfolio was not negatively impacted by these events.

Q. WHAT IS THE CURRENT COMPOSITION OF THE PORTFOLIO?
A. As of December 31, 1995 the Fund was composed of 62% commercial paper, 11% federal agencies, 10% floating rate bonds and 17% cash equivalents. All commercial paper purchased by the Fund is rated A1+/P1 or A1/P1 by Standard & Poor's and Moody's, respectively.

DURING THE PERIOD, WELLS FARGO BANK HAS VOLUNTARILY WAIVED PORTIONS OF ITS FEES OR REIMBURSED OTHER EXPENSES, WHICH HAS REDUCED OPERATING EXPENSES FOR SHAREHOLDERS. WITHOUT THIS REDUCTION, THE FUND'S YIELDS WOULD HAVE BEEN LOWER. ALTHOUGH THE FUND SEEKS TO MAINTAIN A $1.00 PER SHARE NET ASSET VALUE, THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.
AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENT, NOR BY WELLS FARGO BANK.

(THIS PAGE INTENTIONALLY LEFT BLANK)
6

STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1995

                                                                           OVERLAND SWEEP FUND

 ...............................................................................

ASSETS
INVESTMENTS:
  In interests in Cash Investment Trust, at value                                            $  1,209,960,920
  Receivables:
    Interest                                                                                        5,346,989
Organization expenses, net of amortization                                                             26,071
Prepaid expenses                                                                                       10,383
TOTAL ASSETS                                                                                    1,215,344,363
LIABILITIES
Payables:
  Distribution to shareholders                                                                      4,428,431
  Due to sponsor and distributor (Note 2)                                                           1,087,157
  Due to transfer agent (Note 2)                                                                      597,191
  Other                                                                                                48,483
TOTAL LIABILITIES                                                                                   6,161,262
NET ASSETS
                                                                                             $  1,209,183,101

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net Assets                                                                                   $  1,209,183,101
Shares Outstanding                                                                              1,209,183,101
Net Asset Value Per Share                                                                    $           1.00

 ...............................................................................

At December 31, 1995 net assets were comprised predominately of paid-in-capital.

The Overland Sweep Fund seeks to maintain a net asset value of $1.00 per share. There is no assurance that the Fund will be able to do so.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
 - FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                           OVERLAND SWEEP FUND

 ...............................................................................

INVESTMENT INCOME ALLOCATED FROM CASH INVESTMENT TRUST
Interest income allocated from Cash Investment Trust                                            $  51,213,316
Expenses allocated from Cash Investment Trust                                                      (2,815,815)
Waived expenses from Cash Investment Trust                                                            252,531
NET INVESTMENT INCOME ALLOCATED FROM CASH INVESTMENT TRUST                                         48,650,032
EXPENSES (NOTE 2):
Adminstration fees                                                                                    215,624
Transfer Agency fees                                                                                3,018,737
Distribution fees                                                                                   4,743,731
Amortization of organization expenses                                                                  35,004
Legal and audit                                                                                       112,385
Other                                                                                                  45,452
TOTAL EXPENSES                                                                                      8,170,933
NET INVESTMENT INCOME AND NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                                       $  40,479,099

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        . For The Year  OVERLAND SWEEP FUND
                                                                                               For The Year
                                                                   Ended Dec. 31, 1995  Ended Dec. 31, 1994
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income and net increase in net assets resulting
  from operations                                                  $        40,479,099  $        18,338,584
DISTRIBUTION TO SHAREHOLDERS:
  From net investment income                                               (40,479,099)         (18,338,412)
CAPITAL SHARE TRANSACTIONS AT $1.00 PER SHARE:
  Shares sold                                                            3,237,176,288        2,310,876,149
  Dividend reinvestments                                                         5,201                3,061
  Cost of shares redeemed                                               (2,840,557,449)      (2,026,392,087)
NET INCREASE IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS                                                396,624,040          284,487,123
INCREASE IN NET ASSETS
                                                                           396,624,040          284,487,295

NET ASSETS:
 Beginning net assets                                                      812,559,061          528,071,766
  ENDING NET ASSETS                                                $     1,209,183,101  $       812,559,061

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                      OVERLAND SWEEP FUND(3)
                                                              ..............................................
                                                                  Year Ended      Year Ended      Year Ended
                                                               Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993
NET ASSET VALUE, BEGINNING OF PERIOD                                   $1.00           $1.00           $1.00
                                                                      ------          ------          ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                 0.05            0.03            0.02
                                                                       -----           -----           -----
LESS DISTRIBUTIONS:
  Dividends from net investment income                                 (0.05)          (0.03)          (0.02)
                                                                       -----           -----           -----
NET ASSET VALUE, END OF PERIOD                                         $1.00           $1.00           $1.00
                                                                      ------          ------          ------
                                                                      ------          ------          ------
TOTAL RETURN (NOT ANNUALIZED)                                          4.80%           3.11%           1.97%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                                 $1,209,183        $812,559        $528,072
  Number of shares outstanding, end of period (000)                1,209,183         812,559         528,072
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)(4):
  Ratio of expenses to average net assets(1)                           1.25%           1.25%           1.25%
  Ratio of net investment income to average net assets(2)              4.70%           2.92%           1.67%
 ...........................................................................................................
(1) Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses:                                       1.28%           1.33%           1.31%
(2) Ratio of net investment income to average net assets
   prior to waived fees and reimbursed expenses:                       4.67%           2.84%           1.61%

 ...............................................................................

(3)  THE FUND COMMENCED OPERATIONS OCTOBER 1, 1991
(4) THESE RATIOS INCLUDE EXPENSES CHARGED TO CIT. PRIOR YEAR RATIOS HAVE BEEN ADJUSTED FOR COMPARABILITY PURPOSES.

The accompanying notes are an integral part of these financial statements.

                              OVERLAND SWEEP FUND(3) (CONT.)
                              ..............................
                                  Year Ended    Period Ended
                               Dec. 31, 1992   Dec. 31, 1991
NET ASSET VALUE, BEGINNING
 OF PERIOD                             $1.00           $1.00
                                      ------          ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                 0.03            0.01
                                       -----           -----
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                  (0.03)          (0.01)
                                       -----           -----
NET ASSET VALUE, END OF
 PERIOD                                $1.00           $1.00
                                      ------          ------
                                      ------          ------
TOTAL RETURN (NOT
ANNUALIZED)                            2.31%           0.93%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000)                           $253,617         $14,010
  Number of shares
    outstanding, end of
    period (000)                     253,628          14,010
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED)(4):
  Ratio of expenses to
    average net assets(1)              1.24%           1.23%
  Ratio of net investment
    income to average net
    assets(2)                          2.20%           3.46%
 ...........................................................................................................
(1) Ratio of expenses to
   average net assets prior
   to waived fees and
   reimbursed expenses:                1.51%           6.92%
(2) Ratio of net investment
   income to average net
   assets prior to waived
   fees and reimbursed
   expenses:                           1.93%           (2.23)%

 ...............................................................................

(3)  THE FUND COMMENCED OPERATIONS OCTOBER 1, 1991
(4) THESE RATIOS INCLUDE EXPENSES CHARGED TO CIT. PRIOR YEAR RATIOS HAVE BEEN ADJUSTED FOR COMPARABILITY PURPOSES.

The accompanying notes are an integral part of these financial statements.

OVERLAND SWEEP FUND

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Overland Sweep Fund (the "Fund") is a series of Overland Express Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company commenced operations on April 7, 1988 and consists of twelve separate funds (the "Funds"): the Asset Allocation, California Tax-Free Bond, California Tax-Free Money Market, Money Market, Municipal Income, Overland Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income, Strategic Growth, U.S. Government Income, U.S. Treasury Money Market and Variable Rate Government Funds. These financial statements represent only the Overland Sweep Fund (the "Fund").

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with Generally Accepted Accounting Principles for investment companies.

The preparation of financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund invests only in interests of the Cash Investment Trust Master Portfolio ("CIT") of the Master Investment Trust (the "Trust"). CIT has the same investment objective as the Fund. The value of the Fund's investment in CIT reflects the Fund's interest in CIT (99.99%). CIT invests only in securities with remaining maturities not exceeding 397 days (thirteen months), including obligations of the U.S. Government, bankers acceptances, commercial paper and certain floating-and variable-rate instruments. Certain of these floating- and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

CIT uses the amortized cost method to value its portfolio securities and attempts to maintain a constant net asset value of $1.00 per interest. There is no assurance that CIT will meet this goal. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

The Fund records security transactions in CIT on the date interests are purchased or sold (trade date). Interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

OVERLAND SWEEP FUND

NOTES TO FINANCIAL STATEMENTS

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

The Company's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all its net investment income to its shareholders. Therefore, no federal or state income tax provision is required. Cost for federal income tax purposes is the same as for financial statement purposes. The Overland Sweep Fund has a capital loss carryforward of $85,119, which will expire in the year 2002 and $606,577 which will expire in 2003. The Board of Directors intends to offset net capital gains with the capital loss carryforward until the carryforward has been fully utilized or expires. No capital gain distribution shall be made until the capital loss carryforward has been fully utilized or has expired.

ORGANIZATION EXPENSES

Stephens Inc. ("Stephens"), the Fund's administrator, sponsor and distributor, has incurred expenses in connection with the Fund's organization and initial registration. These expenses are being amortized over 60 months on a straightline basis from the date the Fund commenced operations.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a contract on behalf of the Fund with Wells Fargo Bank, N.A. ("WFB,") whereby WFB will provide transfer agent and shareholder servicing functions for the Fund. Under the contract, WFB is entitled to be compensated at an annual rate of 0.35% of the average daily net assets of the Fund.

The Company has entered into an administration agreement on behalf of the Fund with Stephens. Under the agreement, Stephens will provide supervisory and administrative services to the Fund. For providing supervisory and administrative services, the Fund has agreed to pay Stephens a monthly fee at the annual rate of 0.025% of its average daily net assets.

Under the contracts and agreements described above, WFB and Stephens may each voluntarily waive fees payable or reimburse expenses to the Fund. Reimbursed expenses and waived fees continue at the discretion of the transfer agent, administrator and directors.

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby the Company pays Stephens, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.55% of the average daily net assets of the Fund. The actual fee payable to Stephens is determined within such limit, from time to time by mutual agreement between the Company and Stephens.

OVERLAND SWEEP FUND

NOTES TO FINANCIAL STATEMENTS

Certain officers and directors of the Company are also officers of Stephens. As of December 31, 1995, Stephens owned 113,706 shares of the Overland Sweep Fund.

3.   CAPITAL SHARE TRANSACTIONS

As of December 31, 1995, the Overland Sweep Fund was authorized to issue 3 billion shares of capital stock with a par value of $0.001. Transactions in capital shares for the years ended December 31, 1995 and 1994 are disclosed in detail in the Statement of Changes in Net Assets.

4.   ORANGE COUNTY, CALIFORNIA DEBT SECURITIES

During the year CIT held securities issued by Orange County, California. Orange County filed for protection under Chapter 9 of the Federal Bankruptcy Code on December 6, 1994 and defaulted on such securities on July 10, 1995. The bankruptcy court trustee approved an extension of the securities' maturity to June 30, 1996 and modification of certain other terms, including increasing the interest rate and providing for some portion of interest to accrue until the maturity date rather than being due and payable monthly. Concurrent with the default by Orange County, the Trust entered into a Credit Enhancement Agreement (the "Agreement") with WFB, pursuant to which CIT was named as a beneficiary of an irrevocable letter of credit issued by Bank of America National Trust and Savings Association ("Bank of America"). The Agreement provided support for a portion of the Orange County securities such that Bank of America would make certain payments to CIT under defined circumstances.

During the period from September 19, 1995 through October 17, 1995, CIT sold all of the Orange County securities subject to the Agreement. Under the terms of the Agreement, the sale of such securities did not result in any payments from Bank of America to CIT.

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OVERLAND EXPRESS FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities of the Overland Sweep Fund (one of the funds comprising Overland Express Funds, Inc.) as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1995, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Overland Sweep Fund of Overland Express Funds, Inc. as of December 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the periods indicated herein in conformity with generally accepted accounting principles.

SAN FRANCISCO, CALIFORNIA
FEBRUARY 14, 1996

CASH INVESTMENT TRUST MASTER PORTFOLIO - DECEMBER 31, 1995
PORTFOLIO OF INVESTMENTS

                                                                   YIELD TO      MATURITY
   PRINCIPAL     SECURITY NAME                                     MATURITY        DATE           VALUE
COMMERCIAL PAPER - 62.42%
$    20,000,000  Asset Securitization Cooperative Corp++              5.65 %     02/29/96  $ 19,814,806
     26,000,000  Asset Securitization Cooperative Corp++              5.70       01/23/96    25,909,433
     50,000,000  Associates Corp of North America                     5.60       04/11/96    49,214,444
     25,000,000  AT & T Corp                                          5.65       02/13/96    24,831,285
     25,000,000  Cargill Financial Services Corp++                    5.62       02/13/96    24,832,181
     22,500,000  Ciesco LP++                                          5.65       02/14/96    22,344,625
     50,000,000  Corporate Receivables Corp++                         5.55       03/06/96    49,498,958
     20,000,000  Daimler-Benz North America Corp                      5.50       03/28/96    19,734,167
     37,000,000  Daimler-Benz North America Corp                      5.67       02/15/96    36,737,763
     40,000,000  Den Danske Corp Inc                                  5.67       02/09/96    39,754,300
     20,000,000  Glaxo Wellcome Plc++                                 5.65       02/12/96    19,868,167
     25,000,000  Glaxo Wellcome Plc++                                 5.70       01/12/96    24,956,458
     25,000,000  Greenwich Funding Corp++                             5.55       03/18/96    24,703,229
     30,000,000  Greenwich Funding Corp++                             5.68       02/27/96    29,730,200
     25,000,000  Hanson Finance Plc                                   5.65       02/28/96    24,772,431
     50,000,000  National Australia Funding Inc                       5.57       03/11/96    49,458,472
     25,000,000  National Rural Utilities Cooperative Finance
                 Corp                                                 5.63       02/22/96    24,796,694
     50,000,000  New Center Asset Funding++                           5.60       03/15/96    49,424,444
     50,000,000  Philip Morris Co Inc                                 5.55       02/07/96    49,714,792
     25,000,000  Sony Capital Corp++                                  5.67       02/14/96    24,826,750
     20,000,000  Sony Capital Corp++                                  5.67       02/20/96    19,842,500
     25,000,000  Sweden (Kingdom of)                                  5.65       02/28/96    24,772,431
     25,000,000  Swedish Export Credit Corp                           5.48       03/26/96    24,676,528
     26,100,000  U.S. Borax & Chemical Corp++                         5.64       02/27/96    25,866,927
     25,000,000  WCP Funding Corp++                                   5.65       02/28/96    24,772,431
                                                                                           ------------
                 TOTAL COMMERCIAL PAPER                                                    $754,854,416

SHORT TERM FEDERAL AGENCIES - 11.54%
$    50,000,000  Federal Home Loan Bank                               5.50 %     01/31/96  $ 49,770,833
     50,000,000  Federal Home Loan Mortgage Corp                      5.45       01/22/96    49,841,042
     40,000,000  Federal National Mortgage Assoc                      5.45       01/17/96    39,903,111
                                                                                           ------------
                 TOTAL SHORT TERM FEDERAL AGENCIES                                         $139,514,986

CASH INVESTMENT TRUST MASTER PORTFOLIO - DECEMBER 31, 1995
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST      MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE          DATE           VALUE
VARIABLE AND FLOATING RATE BONDS - 9.92%
$    25,000,000  Comerica Inc                                         5.84 %     10/30/96  $ 24,987,963
     40,000,000  FCC National Bank                                    5.59       10/31/96    39,983,979
     30,000,000  First Bank N.A.                                      5.90       01/17/96    29,999,743
     25,000,000  PNC Bank Corp                                        5.64       07/29/96    24,995,824
                                                                                           ------------
                 TOTAL VARIABLE AND FLOATING RATE BONDS                                    $119,967,509

U.S. TREASURY BILLS - 12.21%
$   152,000,000  U.S. Treasury Bills                                  5.19 %F    07/25/96  $147,643,386

REPURCHASE AGREEMENTS - 4.33%
$    52,415,000  Goldman Sachs Pooled Repurchase Agreement -
                 102% Collateralized by U.S. Government
                 Securities                                           5.75       01/02/96  $ 52,415,000

TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,214,395,297)* (Note 1)             100.42 % $1,214,395,297
              Other Assets and Liabilities, Net            (0.42 )     (5,060,324)
                                                       ----------  --------------
              TOTAL NET ASSETS                           100.00  % $1,209,313,707
                                                       ----------  --------------
                                                       ----------  --------------

 ................................................................................

++ THESE SECURITIES ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933. RULE 144A UNDER THAT ACT PERMITS THESE SECURITIES TO BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
 F   YIELD TO MATURITY.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1995

                                                                         CASH INVESTMENT TRUST
                                                                              MASTER PORTFOLIO
ASSETS
INVESTMENTS:
  In securities, at value and identified cost                     $              1,214,395,297
  Cash                                                                                  18,347
Receivables:
  Interest                                                                             740,119
Organization expenses, net of amortization                                              18,350
Prepaid expenses                                                                         9,370
TOTAL ASSETS                                                                     1,215,181,483
LIABILITIES
Allocations to unitholders                                                           5,347,245
Due to sponsor (Note 2)                                                                 24,281
Due to adviser (Note 2)                                                                480,842
Other                                                                                   15,408
TOTAL LIABILITIES                                                                    5,867,776
TOTAL NET ASSETS
                                                                  $              1,209,313,707

 ...............................................................................

At December 31, 1995, net assets were comprised predominately of paid-in-capital.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                         CASH INVESTMENT TRUST
                                                                              MASTER PORTFOLIO
INVESTMENT INCOME
  Interest income                                                 $                 51,231,618
EXPENSES (NOTE 2):
  Advisory fees                                                                      2,157,654
  Administration fees                                                                  215,765
  Custody fees                                                                         149,559
  Portfolio accounting fees                                                            234,446
  Legal and Audit fees                                                                  48,827
  Amortization of organization expenses                                                 25,650
  Other                                                                                 12,357
TOTAL EXPENSES                                                                       2,844,258
Less:
  Waived fees (Notes 2)                                                               (255,082)
NET EXPENSES                                                                         2,589,176
NET INVESTMENT INCOME                                                               48,642,442
REALIZED LOSS ON INVESTMENTS (NOTE 3)
                                                                                      (606,617)
NET INVESTMENT INCOME AND NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                   $                 48,035,825

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      CASH INVESTMENT TRUST
                                                                             . For The     MASTER PORTFOLIO
                                                                                                    For The
                                                                            Year Ended           Year Ended
                                                                         Dec. 31, 1995         Dec. 31,1994
INCREASE IN NET ASSETS
  Net investment income and net increase in net assets resulting
  from operations                                                  $        48,642,442  $        23,759,529
  Net realized loss on sale of investments                                    (606,617)             (85,297)
NET INCREASE RESULTING FROM OPERATIONS                                      48,035,825           23,674,232
NET INCREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS                348,618,395          260,993,235
INCREASE IN NET ASSETS                                                     396,654,220          284,667,467
NET ASSETS:
 Beginning net assets                                                      812,659,487          527,992,020
  ENDING NET ASSETS                                                $     1,209,313,707  $       812,659,487

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

CASH INVESTMENT TRUST MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICES

ORGANIZATION

The Cash Investment Trust Master Portfolio ("CIT") is a series of Master Investment Trust (the "Trust"), a business trust organized under the laws of Delaware as of September 23, 1991. The Declaration of Trust permits the issuance of an unlimited number of interests ("Interests"). Substantially all of CIT's outstanding interests are owned by Overland Sweep Fund, a series of Overland Express Funds, Inc. The following significant accounting policies are consistently followed by CIT in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

CIT invests only in securities with remaining maturities not exceeding 397 days (thirteen months), including obligations of the U.S. Government, bankers acceptances, commercial paper and certain floating- and variable-rate instruments. Certain of these floating- and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

CIT uses the amortized cost method to value its portfolio securities and attempts to maintain a constant net asset value value of $1.00 per interest. There is no assurance that CIT will meet this goal. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

CIT records security transactions on the date the securities are purchased or sold (trade date). Interest income is recognized on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in CIT's Portfolio of Investments. The adviser to CIT pools its cash with the cash of other funds advised by the adviser and invests in repurchase agreements entered into by CIT and the funds. Repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral is held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than the

CASH INVESTMENT TRUST MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

resale price. The repurchase agreement held by CIT at December 31, 1995 are collateralized by U.S. Treasury or federal agency obligations. The repurchase agreement was entered into on December 29, 1995.

FEDERAL INCOME TAXES

CIT intends to qualify for federal income tax purposes as a partnership. CIT therefore believes that it will not be subject to any federal income tax on its income and any net capital gains. However, each investor in CIT will be taxable on its distributive share of the partnership's income for purposes of determining its federal income tax on its income and any net capital gains. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code") and the regulations promulgated thereunder.

It is intended that CIT's assets, income and distributions will be managed in such a way that a regulated investment company investing in CIT will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in CIT.

ORGANIZATION EXPENSES

Costs incurred in connection with organization and initial registration as an investment company under the 1940 Act are being amortized on a straightline basis over 60 months from the date CIT commenced operation.

If any of the initial interests of CIT are redeemed during the amortization period, the amount paid by CIT on any withdrawal of initial interests in the Trust will be reduced by a portion of any unamortized organization expenses, determined by the proportion of the amount of interests withdrawn to the initial interests of all holders after taking into account any prior withdrawals of any such initial interests.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contract with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contract, WFB furnishes to the Trust investment guidance and policy direction in connection with daily portfolio management of the Trust. Under the contract WFB is entitled to be paid a monthly advisory fee based on an annual rate of 0.25% of average daily net assets. For the year ended December 31, 1995, WFB retained payment of $1,902,572, after waivers of $255,082, in advisory fees payable to it under the advisory contract.

The Trust has entered into a contract with WFB, whereby WFB will provide custody and portfolio accounting services for the Trust. WFB is entitled to be compensated for these services plus certain transaction expenses at an annual rate of 0.0167% of average daily net assets of the Trust.

For portfolio accounting WFB is entitled to be compensated at a base rate of $2,000 monthly plus 0.07% for the first $50 million, 0.045% for the next $50 million, and 0.020% over $100 million of average daily net assets

CASH INVESTMENT TRUST MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

On behalf of CIT the Trust has entered into administration and distribution agreements with Stephens. Under these agreements, Stephens will provide supervisory, administrative and distribution services to CIT. For providing supervisory and administrative services, the Trust pays Stephens a monthly fee at the annual rate of 0.025% of CIT's average daily net assets.

3.   ORANGE COUNTY, CALIFORNIA DEBT SECURITIES

During the year CIT held securities issued by Orange County, California. Orange County filed for protection under Chapter 9 of the Federal Bankruptcy Code on December 6, 1994 and defaulted on such securities on July 10, 1995. The bankruptcy court trustee approved an extension of the securities' maturity to June 30, 1996 and modification of certain other terms, including increasing the interest rate and providing for some portion of interest to accrue until the maturity date rather than being due and payable monthly. Concurrent with the default by Orange County, the Trust entered into a Credit Enhancement Agreement (the "Agreement") with WFB, pursuant to which CIT was named as a beneficiary of an irrevocable letter of credit issued by Bank of America National Trust and Savings Association ("Bank of America"). The Agreement provided support for a portion of the Orange County securities such that Bank of America would make certain payments to CIT under defined circumstances.

During the period from September 19, 1995, through October 17, 1995, CIT sold all of the Orange County securities subject to the Agreement. Under the terms of the Agreement, the sale of such securities did not result in any payments from Bank of America to CIT.

TO THE UNITHOLDERS AND BOARD OF TRUSTEES
MASTER INVESTMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Cash Investment Trust Master Portfolio (one of the series comprising Master Investment Trust) as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1995, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cash Investment Trust Master Portfolio of Master Investment Trust as of December 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the periods indicated herein in conformity with generally accepted accounting principles.

SAN FRANCISCO, CALIFORNIA
FEBRUARY 14, 1996
24

                         OVERLAND EXPRESS FUNDS, INC.

                       SUPPLEMENT DATED JANUARY 2, 1996
     TO THE CURRENT PROSPECTUS, AS PREVIOUSLY SUPPLEMENTED, AND STATEMENT OF
       ADDITIONAL INFORMATION OF EACH FUND OF OVERLAND EXPRESS FUNDS, INC.

   As of January 1, 1996, Wells Fargo Bank, N.A. provides investment advisory services for approximately $33 billion of assets.

  Each Fund's current Prospectus, as supplemented, and Statement of Additional
                    Information are hereby amended accordingly.

[LOGO]
OVERLAND
EXPRESS-REGISTERED TRADEMARK-

POST OFFICE BOX 63084
SAN FRANCISCO, CA 94163



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Overland
Express Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus.
For a prospectus containing more complete information, including charges and expenses, call 1-800-552-9612. Read the prospectus carefully before you invest.


THIS BOOKLET INCLUDES THE ANNUAL REPORT AND A
PROSPECTUS SUPPLEMENT. THIS PROSPECTUS SUPPLEMENT
APPEARS ON THE INSIDE BACK COVER.

OEX AR SWP 2/96

DATED MATERIAL - PLEASE EXPEDITE